Annual Fund Operating Expenses	Jul. 29, 2026
BRANDES INTERNATIONAL EQUITY FUND
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 29, 2027
BRANDES INTERNATIONAL EQUITY FUND | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.07%	[1]
Other Expenses (as a percentage of Assets):	0.08%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.08%	[2]
Fee Waiver or Reimbursement	0.00%	[3]
Net Expenses (as a percentage of Assets)	1.08%	[2],[3]
BRANDES INTERNATIONAL EQUITY FUND | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.75%
Component1 Other Expenses	0.12%
Component2 Other Expenses	0.09%	[1]
Other Expenses (as a percentage of Assets):	0.22%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.72%	[2]
Fee Waiver or Reimbursement	0.00%	[3]
Net Expenses (as a percentage of Assets)	1.72%	[2],[3]
BRANDES INTERNATIONAL EQUITY FUND | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.11%	[1]
Other Expenses (as a percentage of Assets):	0.12%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.87%	[2]
Fee Waiver or Reimbursement	(0.01%)	[3]
Net Expenses (as a percentage of Assets)	0.86%	[2],[3]
BRANDES INTERNATIONAL EQUITY FUND | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.07%	[1]
Other Expenses (as a percentage of Assets):	0.08%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.83%	[2]
Fee Waiver or Reimbursement	(0.07%)	[3]
Net Expenses (as a percentage of Assets)	0.76%	[2],[3]
BRANDES GLOBAL EQUITY FUND
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 29, 2027
BRANDES GLOBAL EQUITY FUND | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[4]
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.35%	[5]
Other Expenses (as a percentage of Assets):	0.35%	[6]
Expenses (as a percentage of Assets)	1.35%
Fee Waiver or Reimbursement	(0.15%)
Net Expenses (as a percentage of Assets)	1.20%	[7]
BRANDES GLOBAL EQUITY FUND | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[4]
Distribution and Service (12b-1) Fees	0.75%
Component1 Other Expenses	0.17%
Component2 Other Expenses	0.53%	[5]
Other Expenses (as a percentage of Assets):	0.70%	[6]
Expenses (as a percentage of Assets)	2.20%
Fee Waiver or Reimbursement	(0.25%)
Net Expenses (as a percentage of Assets)	1.95%	[7]
BRANDES GLOBAL EQUITY FUND | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[4]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.32%	[5]
Other Expenses (as a percentage of Assets):	0.32%	[6]
Expenses (as a percentage of Assets)	1.07%
Fee Waiver or Reimbursement	(0.17%)
Net Expenses (as a percentage of Assets)	0.90%	[7]
BRANDES GLOBAL EQUITY FUND | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[4]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.35%	[5]
Other Expenses (as a percentage of Assets):	0.35%	[6]
Expenses (as a percentage of Assets)	1.10%
Fee Waiver or Reimbursement	(0.30%)
Net Expenses (as a percentage of Assets)	0.80%	[7]
BRANDES EMERGING MARKETS VALUE FUND
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 29, 2027
BRANDES EMERGING MARKETS VALUE FUND | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.09%	[8]
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	1.29%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.29%	[9]
BRANDES EMERGING MARKETS VALUE FUND | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.75%
Component1 Other Expenses	0.19%
Component2 Other Expenses	0.13%	[8]
Other Expenses (as a percentage of Assets):	0.32%
Expenses (as a percentage of Assets)	2.02%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	2.02%	[9]
BRANDES EMERGING MARKETS VALUE FUND | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.16%	[8]
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	1.11%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.11%	[9]
BRANDES EMERGING MARKETS VALUE FUND | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.10%	[8]
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	1.05%
Fee Waiver or Reimbursement	(0.08%)
Net Expenses (as a percentage of Assets)	0.97%	[9]
BRANDES INTERNATIONAL SMALL CAP EQUITY FUND
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 29, 2027
BRANDES INTERNATIONAL SMALL CAP EQUITY FUND | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.94%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.09%	[10]
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	1.28%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.28%	[11]
BRANDES INTERNATIONAL SMALL CAP EQUITY FUND | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.94%
Distribution and Service (12b-1) Fees	0.75%
Component1 Other Expenses	0.07%
Component2 Other Expenses	0.11%	[10]
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	1.87%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.87%	[11]
BRANDES INTERNATIONAL SMALL CAP EQUITY FUND | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.94%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.13%	[10]
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	1.07%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.07%	[11]
BRANDES INTERNATIONAL SMALL CAP EQUITY FUND | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.94%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.11%	[10]
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	1.05%
Fee Waiver or Reimbursement	(0.05%)
Net Expenses (as a percentage of Assets)	1.00%	[11]
BRANDES SMALL CAP VALUE FUND
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 29, 2027
BRANDES SMALL CAP VALUE FUND | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.20%	[12]
Other Expenses (as a percentage of Assets):	0.21%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.16%	[13]
Fee Waiver or Reimbursement	(0.00%)
Net Expenses (as a percentage of Assets)	1.16%	[13],[14]
BRANDES SMALL CAP VALUE FUND | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.20%	[12]
Other Expenses (as a percentage of Assets):	0.21%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.91%	[13]
Fee Waiver or Reimbursement	(0.00%)
Net Expenses (as a percentage of Assets)	0.91%	[13],[14]
BRANDES SMALL CAP VALUE FUND | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.15%	[12]
Other Expenses (as a percentage of Assets):	0.16%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.86%	[13]
Fee Waiver or Reimbursement	(0.13%)
Net Expenses (as a percentage of Assets)	0.73%	[13],[14]
BRANDES CORE PLUS FIXED INCOME FUND
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 29, 2027
BRANDES CORE PLUS FIXED INCOME FUND | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.47%	[15]
Acquired Fund Fees and Expenses	0.01%	[16]
Expenses (as a percentage of Assets)	1.08%
Fee Waiver or Reimbursement	(0.57%)	[17]
Net Expenses (as a percentage of Assets)	0.51%	[16],[18]
BRANDES CORE PLUS FIXED INCOME FUND | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.22%	[15]
Acquired Fund Fees and Expenses	0.01%	[16]
Expenses (as a percentage of Assets)	0.58%
Fee Waiver or Reimbursement	(0.27%)	[17]
Net Expenses (as a percentage of Assets)	0.31%	[16],[18]
BRANDES CORE PLUS FIXED INCOME FUND | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.21%	[15]
Acquired Fund Fees and Expenses	0.01%	[16]
Expenses (as a percentage of Assets)	0.57%
Fee Waiver or Reimbursement	(0.26%)	[17]
Net Expenses (as a percentage of Assets)	0.31%	[16],[18]
BRANDES SEPARATELY MANAGED ACCOUNT RESERVE TRUST | BRANDES SEPARATELY MANAGED ACCOUNT RESERVE TRUST Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%	[19],[20]
Other Expenses (as a percentage of Assets):	0.00%	[19],[21]
Expenses (as a percentage of Assets)	0.00%	[19]

[1]	“Other Expenses” for Class I shares includes 0.04% of class-specific sub-transfer agency fees.
[2]	Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not correlate to the ratios of expenses (and net expenses) to average net assets provided in the financial highlights, which reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses.
[3]	Brandes Investment Partners, L.P. (the “Adviser”) has contractually agreed to limit the International Equity Fund’s Class A, Class C, Class I and Class R6 annual operating expenses (exclusive of acquired fund fees and expenses, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation), including repayment of previous waivers, to 1.20% for Class A, 1.95% for Class C, 0.85% for Class I and 0.75% for Class R6, as percentages of the respective Fund classes’ average daily net assets through July 29, 2027 (the “Expense Caps”). The Expense Caps may be terminated at any time by the Board of Trustees upon 60 days’ written notice to the Adviser. The Adviser is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior 36 months following the waiver or reimbursement with respect to any Class of the Fund. The Adviser may request reimbursement if the aggregate amount paid by the Fund toward operating expenses for the Class for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in effect at the time of waiver or at the time of reimbursement.
[4]	Effective July 29, 2026, Brandes Investment Partners, L.P. (the “Adviser”) reduced the management fee from 0.80% to 0.75%. Fees have been restated to reflect current expenses of the Fund.
[5]	“Other Expenses” for Class I shares includes 0.04% of class-specific sub-transfer agency fees.
[6]	“Other Expenses” for the Class R6 shares are estimated based on current expenses of the Class A shares.
[7]	Effective July 29, 2026, the Adviser has contractually agreed to limit the Global Equity Fund’s Class A, Class C, Class I and Class R6 annual operating expenses (exclusive of acquired fund fees and expenses, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation), including repayment of previous waivers, to 1.20% for Class A, 1.95% for Class C, 0.90% for Class I and 0.80% for Class R6, as percentages of the respective Fund classes’ average daily net assets through July 29, 2027 (the “Expense Caps”). Prior to July 29, 2026, the Adviser contractually agreed to limit the Global Equity Fund’s Class A, Class C, Class I and Class R6 annual operating expenses (exclusive of acquired fund fees and expenses, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation), including repayment of previous waivers, to 1.25% for Class A, 2.00% for Class C, 1.00% for Class I and 0.82% for Class R6, as percentages of the respective Fund classes’ average daily net assets. The Expense Caps may be terminated at any time by the Board of Trustees upon 60 days’ written notice to the Adviser. The Adviser is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior 36 months following the waiver or reimbursement with respect to any Class of the Fund. The Adviser may request reimbursement if the aggregate amount paid by the Fund toward operating expenses for the Class for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in effect at the time of waiver or at the time of reimbursement.
[8]	“Other Expenses” for Class I shares includes 0.04% of class-specific sub-transfer agency fees.
[9]	Brandes Investment Partners, L.P. (the “Adviser”) has contractually agreed to limit the Emerging Markets Value Fund’s Class A, Class C, Class I and Class R6 annual operating expenses (exclusive of acquired fund fees and expenses, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation), including repayment of previous waivers, to 1.37% for Class A, 2.12% for Class C, 1.12% for Class I and 0.97% for Class R6, as percentages of the respective Fund classes’ average daily net assets through July 29, 2027 (the “Expense Caps”). The Expense Caps may be terminated at any time by the Board of Trustees upon 60 days’ written notice to the Adviser. The Adviser is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior 36 months following the waiver or reimbursement with respect to any Class of the Fund. The Adviser may request reimbursement if the aggregate amount paid by the Fund toward operating expenses for the Class for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in effect at the time of waiver or at the time of reimbursement.
[10]	“Other Expenses” for Class I shares includes 0.04% of class-specific sub-transfer agency fees.
[11]	Brandes Investment Partners, L.P. (the “Adviser”) has contractually agreed to limit the International Small Cap Equity Fund’s Class A, Class C, Class I and Class R6 annual operating expenses (exclusive of acquired fund fees and expenses, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation), including repayment of previous waivers, to 1.40% for Class A, 2.15% for Class C, 1.15% for Class I and 1.00% for Class R6, as percentages of the respective Fund classes’ average daily net assets through July 29, 2027 (the “Expense Caps”). The Expense Caps may be terminated at any time by the Board of Trustees upon 60 days’ written notice to the Adviser. The Adviser is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior 36 months following the waiver or reimbursement with respect to any Class of the Fund. The Adviser may request reimbursement if the aggregate amount paid by the Fund toward operating expenses for the Class for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in effect at the time of waiver or at the time of reimbursement.
[12]	“Other Expenses” for Class I shares includes 0.05% of class-specific sub-transfer agency fees.
[13]	Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not correlate to the ratios of expenses (and net expenses) to average net assets provided in the financial highlights, which reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses.
[14]	Brandes Investment Partners, L.P. (the “Adviser”) has contractually agreed to limit the Small Cap Value Fund’s Class A, Class I and Class R6 annual operating expenses (exclusive of acquired fund fees and expenses, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation), including repayment of previous waivers, to 1.15% for Class A, 0.90% for Class I and 0.72% for Class R6, as percentages of the respective Fund classes’ average daily net assets through July 29, 2027 (the “Expense Caps”). The Expense Caps may be terminated at any time by the Board of Trustees upon 60 days’ written notice to the Adviser. The Adviser is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior 36 months following the waiver or reimbursement with respect to any Class of the Fund. The Adviser may request reimbursement if the aggregate amount paid by the Fund toward operating expenses for the Class for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in effect at the time of waiver or at the time of reimbursement.
[15]	“Other Expenses” for Class I shares includes 0.02% of class-specific sub-transfer agency fees.
[16]	Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not correlate to the ratios of expenses (and net expenses) to average net assets provided in the financial highlights, which reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses.
[17]	Brandes Investment Partners, L.P. (the “Adviser”) has contractually agreed to limit the Management Fee of each share class of the Core Plus Fund to 0.30% pursuant to an Investment Advisory Fee Waiver Agreement in effect until July 29, 2027.
[18]	The Adviser has contractually agreed to limit the Core Plus Fund’s Class A, Class I and Class R6 annual operating expenses (exclusive of acquired fund fees and expenses, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation), including repayment of previous waivers, to the following percentages of the Fund’s average daily net assets attributable to the specific classes through July 29, 2027: 0.50%, 0.30% and 0.30%, respectively (the “Expense Caps”). The Expense Caps may be terminated at any time by the Board of Trustees upon 60 days’ notice to the Adviser. The Adviser is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior 36 months following the waiver or reimbursement with respect to any Class of the Fund. The Adviser may request reimbursement if the aggregate amount paid by the Fund toward operating expenses for the Class for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in effect at the time of waiver or at the time of reimbursement.
[19]	Investors in the Fund must be clients of “wrap account” programs sponsored by broker-dealers which have agreements with the Adviser, or certain other persons or entities. Investors pay management fees and other expenses at the wrap account level. See “Shareholder Information.”
[20]	Investors pay any management fees, advisory fees or expenses at the wrap account level. The Fund does not pay any management fees, advisory fees or expenses to the Brandes Investment Partners, L.P. (the “Adviser”) or affiliates of the Adviser.
[21]	Investors pay any ordinary expenses at the wrap account level. The Fund does not pay any ordinary expenses.